UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-2898
                                   --------

Value Line Cash Fund, Inc.
--------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
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David T. Henigson
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(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2005
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Date of reporting period: March 31, 2005
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

ITEM 1: SCHEDULE OF INVESTMENTS.

THE VALUE LINE CASH FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)                              MARCH 31, 2005
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
   PRINCIPAL                                                                                                  VALUE
    Amount                                                                              MATURITY       (IN THOUSANDS EXCEPT
(in thousands)                                                                YIELD+      DATE          PER SHARE AMOUNT)
----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (77.3%)
       $ 30,000 Federal Home Loan Banks                                           2.55    4/1/2005    $              30,000
         20,000 Federal Home Loan Banks                                           2.49    4/8/2005                   19,990
         30,000 Federal Home Loan Banks                                           2.50   4/15/2005                   29,971
         50,000 Federal Home Loan Banks                                           2.51   4/15/2005                   49,951
          3,000 Federal Home Loan Banks                                           1.50    5/4/2005                    3,000
          3,000 Federal Home Loan Banks                                           1.66   5/10/2005                    3,000
          3,000 Federal Home Loan Banks                                           2.02    6/8/2005                    3,000
----------------                                                                                      ----------------------
        139,000 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                                                        138,912
----------------                                                                                      ----------------------

 TAXABLE MUNICIPAL SECURITIES (6.7%)
          7,000 Mississippi Business Financial Corp., Industrial
                   Development Revenue Bonds, Series 1994, (Bryan
                   Foods, Inc. Project) Sara Lee Corp. (Weekly Put.)           2.92 (1)    4/6/05*                    7,000

          5,000 State of Texas, Veterans Housing Assistance, Refunding
                   Bonds, Series 1994 A-2 SPA-DEPFA BANK PLC (Weekly Put.)     2.85 (1)    4/6/05*                    5,000
----------------                                                                                      ----------------------
         12,000 TOTAL TAXABLE MUNICIPAL SECURITIES                                                                   12,000
----------------                                                                                      ----------------------

                TOTAL INVESTMENTS (84.0%)
                   (AMORTIZED COST $150,912,000)                                                                    150,912
                                                                                                      ----------------------

REPURCHASE AGREEMENTS**(16.1%)
(INCLUDING ACCRUED INTEREST)
          9,000 Collaterized by $8,905,000 U.S. Treasury Bonds 4.75%, due
                   5/15/14, with a value of $9,219,750 (with State Street Bank and Trust Co., 2.40%, dated 3/31/05, due 4/1/05, delivery
                   value $9,000,600)                                                                                  9,001
          9,800 Collaterized by $9,455,000 U.S. Treasury Notes 5.25%, due 2/15/29,
                   with a value of $9,996,948 (with Morgan Stanley Dean Witter & Co.,
                   2.40%, dated 3/31/05, due 4/1/05, delivery value $9,800,653)                                       9,801
         10,200 Collaterized by $9,535,000 U.S. Treasury Bonds 5.50%, due 8/15/28,
                   with a value of $10,406,238 (with UBS Warburg LLC, 2.50%,
                   dated 3/31/05, due 4/1/05, delivery value $10,200,708)                                            10,201
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         29,000 TOTAL REPURCHASE AGREEMENTS
----------------   (AMORTIZED COST $29,003,000)                                                                      29,003
                                                                                                      ----------------------

                EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-0.1%)                                               (171)
                                                                                                      ----------------------

                NET ASSETS (100%)                                                                     $             179,744
                                                                                                      ======================

                NET ASSET VALUE OFFERING AND REDEMPTION                                               $                1.00
                   PRICE PER OUTSTANDING SHARE                                                        ======================

                GLOSSARY:
              + Rate frequency for floating rate notes at March 31, 2005: (1)
                Weekly. The rate shown on floating rate and discount securities represents the yield at the end of the reporting period.
              * The maturity date shown is the date of the next interest rate change.
             ** The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) based on their evaluation of these controls and procedures as of a date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By       /s/ Jean B. Buttner
         --------------------------------
         Jean B. Buttner, President

Date:    05/26/2005
         --------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Jean B. Buttner
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         Jean B. Buttner, President, Principal Executive Officer

By:      /s/ David T. Henigson
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         David T. Henigson, Vice President, Treasurer, Principal Financial
         Officer

Date:    05/26/2005
         -----------------------